Commitments and Contingencies - Contractual Obligations Related to Bank Debt and Interes Footnotes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Commitments And Contingencies [Line Items]
Borrowings	$ 355,000	$ 435,000
Contractual obligations, no principal prepayment made on bank debt	466,800
Less than one year
Disclosure Of Commitments And Contingencies [Line Items]
Contractual obligations, no principal prepayment made on bank debt	25,700
1–3 years
Disclosure Of Commitments And Contingencies [Line Items]
Contractual obligations, no principal prepayment made on bank debt	49,700
4–5 years
Disclosure Of Commitments And Contingencies [Line Items]
Contractual obligations, no principal prepayment made on bank debt	380,400
More than 5 years
Disclosure Of Commitments And Contingencies [Line Items]
Contractual obligations, no principal prepayment made on bank debt	11,000
Revolving Credit Facility Due December 2028
Disclosure Of Commitments And Contingencies [Line Items]
Borrowings	355,000
Estimated interest on bank debt, no prepayments made	89,800
Revolving Credit Facility Due December 2028 | Less than one year
Disclosure Of Commitments And Contingencies [Line Items]
Estimated interest on bank debt, no prepayments made	23,100
Revolving Credit Facility Due December 2028 | 1–3 years
Disclosure Of Commitments And Contingencies [Line Items]
Estimated interest on bank debt, no prepayments made	45,400
Revolving Credit Facility Due December 2028 | 4–5 years
Disclosure Of Commitments And Contingencies [Line Items]
Estimated interest on bank debt, no prepayments made	21,300
Revolving Credit Facility Due December 2028 | Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Estimated annual principal prepayments	$ 80,000
Revolving Credit Facility Due December 2028 | Bottom of range | Secured Overnight Financing Rate Data
Disclosure Of Commitments And Contingencies [Line Items]
Basis rate adjustment	1.75%
Revolving Credit Facility Due December 2028 | Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Estimated annual principal prepayments	$ 95,000
Revolving Credit Facility Due December 2028 | Top of range | Secured Overnight Financing Rate Data
Disclosure Of Commitments And Contingencies [Line Items]
Basis rate adjustment	2.75%
Undrawn Revolving Facility | Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Standby fee percentage	0.39%
Undrawn Revolving Facility | Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Standby fee percentage	0.62%